Summary of significant accounting policies	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Summary of significant accounting policies

1.    Summary of significant accounting policies

(a)    Basis of presentation

Our consolidated financial statements are expressed in United States dollars. The generally accepted accounting principles that we use are International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS-IASB”).

Generally accepted accounting principles require that we disclose the accounting policies we have selected in those instances where we have been obligated to choose from among various generally accepted accounting principle-compliant accounting policies. In certain other instances, including where no selection among policies is allowed, we are also required to disclose how we have applied certain accounting policies. In our assessment, all of our required accounting policy disclosures are not equally significant for us, as set out in the accompanying table; their relative significance to us will evolve over time as we do.

In addition, in connection with TELUS International (Cda) Inc.'s initial public offering on February 3, 2021 and related 4.5-for-one share subdivision, we have retrospectively adjusted all per share and number of share amounts presented in these consolidated financial statements (see Note 17).

Accounting policy requiring a more significant choice among policies and/or a more significant application of judgment
Accounting policy		Yes	No
General application
(a)	Basis of presentation		X
(b)	Consolidation		X
(c)	Use of estimates and judgments	X
(d)	Financial instruments–recognition and measurement		X
(e)	Hedge accounting		X
Results of operations focused
(f)	Revenue recognition	X
(g)	Depreciation, amortization and impairment	X
(h)	Translation of foreign currencies		X
(i)	Income and other taxes	X
(j)	Share-based compensation		X
(k)	Employee future benefit plans	X
Financial position focused
(l)	Cash and cash equivalents		X
(m)	Property, plant and equipment; intangible assets	X
(n)	Leases		X

These consolidated financial statements were authorized by our Board of Directors for issue on February 22, 2021.

(b)    Consolidation

Our consolidated financial statements include our accounts and the accounts of all of our subsidiaries. The principal ones are: TELUS International (U.S.) Corp.; CallPoint New Europe EAD; CallPoint New Europe S.R.L.; Transactel International Services Limited; Transactel S.A.; Transactel El Salvador S.A. DE C.V.; TELUS International Philippines Inc.; Voxpro Limited; Xavient Digital LLC; TELUS International Germany GmbH; and LBT Intermediate Holdings, Inc.

Our financing arrangements and those of our subsidiaries do not impose restrictions on inter-corporate dividends, but external dividends are restricted based upon total net debt to earnings before interest, income taxes, depreciation and amortization (“EBITDA”) ratios, all as defined by our financing arrangements.

On a continuing basis, we review our corporate organization and effect changes as appropriate so as to enhance the value of TELUS International (Cda) Inc. This process can, and does, affect which of our subsidiaries are considered principal subsidiaries at any particular point in time.

(c)    Use of estimates and judgments

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates (including about the future effects of the COVID-19 pandemic), assumptions and judgments that affect: the reported amounts of assets and liabilities at the date of the financial statements; the disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates

Examples of the significant estimates and assumptions that we make and their relative significance and degree of difficulty are as follows:

Judgments

Examples of our significant judgments, apart from those involving estimation, include the following:

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Assessments about whether line items are sufficiently material to warrant separate presentation in the primary financial statements and, if not, whether they are sufficiently material to warrant separate presentation in the financial statement notes. In the normal course, we make changes to our assessments regarding presentation materiality so that they reflect current economic conditions. Due consideration is given to the view that it is reasonable to expect differing opinions of what is, and is not, material.

•

In respect of revenue-generating transactions, generally we must make judgments that affect the timing of the recognition of revenue as it relates to assessing when we have satisfied our performance obligations to our customers, either at a point in time or over a period of time.

•

The preparation of our financial statements in accordance with generally accepted accounting principles requires management to make judgments that affect the financial statement disclosure of information regularly reviewed by our chief operating decision maker used to make resource allocation decisions and to assess performance, as further discussed in Note 21. A significant judgment we make is that our cash flows are sufficiently indistinguishable given our global operating model, resulting in a single operating and reporting segment.

•

Determination of the functional currency of each subsidiary involves significant judgment. The determination of functional currency affects the carrying value of non-current assets included in the statement of financial position and, as a consequence, the amortization of those assets, as well as the exchange gains and losses recorded in the consolidated statement of comprehensive income and the consolidated statement of equity.

•

The decision to depreciate and amortize any property, plant, equipment and intangible assets that are subject to amortization on a straight-line basis, as we believe that this method reflects the consumption of resources related to the economic lifespan of those assets better than an accelerated method and is more representative of the economic substance of the underlying use of those assets.

•

In connection with the annual impairment testing of goodwill, there are instances where we must exercise judgment in the determination of our cash generating unit. A significant judgment that we make is that each geographic area in which we operate is insufficiently distinct, making it impractical to objectively distinguish the cash flows of each region. As such, each region is not an individual cash generating unit.

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In respect of claims and lawsuits, as discussed further in Note 18(b), the determination of whether an item is a contingent liability or whether an outflow of resources is probable and thus needs to be accounted for as a provision.

(d)    Financial instruments—recognition and measurement

In respect of the recognition and measurement of financial instruments, we have adopted the following policies:

•

Derivatives that are part of an established and documented cash flow hedging relationship are accounted for as held for hedging. We believe that classification as held for hedging results in a better matching of the change in the fair value of the derivative financial instrument with the risk exposure being hedged.

•	Derivatives that are not part of a documented cash flow hedging relationship are accounted for as held for trading and thus are measured at fair value through net income.
•

Transaction costs, other than in respect of items held for trading, are added to the initial fair value of the acquired financial asset or financial liability. We have selected this method as we believe that it results in a better matching of the transaction costs with the periods in which we benefit from the transaction costs.

(e)    Hedge accounting

Hedge accounting

The purpose of hedge accounting, in respect of our designated hedging relationships, is to ensure that counterbalancing gains and losses are recognized in the same periods. We have chosen to apply hedge accounting as we believe that it is more representative of the economic substance of the underlying transactions.

In order to apply hedge accounting, a high correlation (which indicates effectiveness) is required in the offsetting changes in the risk-associated values of the financial instruments (the hedging items) used to establish the designated hedging relationships and all, or a part, of the asset, liability or transaction having an identified risk exposure that we have taken steps to modify (the hedged items). We assess the anticipated effectiveness of designated hedging relationships at inception and their actual effectiveness for each reporting period thereafter. We consider a designated hedging relationship to be effective if the following critical terms match between the hedging item and the hedged item: the notional amount of the hedging item and the principal amount of the hedged item; maturity dates; payment dates; and interest rate index (if, and as, applicable). Any ineffectiveness, such as would result from a difference between the notional amount of the hedging item and the principal amount of the hedged item, or from a previously effective designated hedging relationship becoming ineffective, is reflected in the consolidated statements of income and other comprehensive income as Interest expense if in respect of long-term debt, as Goods and services purchased if in respect of future purchase commitments, or as Employee benefits expense if in respect of share-based compensation.

Hedging assets and liabilities

In the application of hedge accounting, an amount (the hedge value) is recorded in the consolidated statement of financial position in respect of the fair value of the hedging items. The net difference, if any, between the amounts recognized in the determination of net income and the amounts necessary to reflect the fair value of the designated cash flow hedging items recorded in the consolidated statement of financial position is recognized as a component of Other comprehensive income, as set out in Note 8.

In the application of hedge accounting to the finance costs arising from interest paid on our long-term debt, the amount recognized in the determination of net income is the amount that counterbalances the difference between interest calculated at a variable interest rate, and the fixed interest rate as per our credit facility (Note 16(b)).

(f)    Revenue recognition

General

Our solutions involve delivery of multiple services and products that occur at different points in time and/or over different periods of time. As appropriate, these arrangements contain multiple performance obligations and the transaction price is measured and allocated among the performance obligations based upon their relative stand-alone selling price. Our relevant revenue recognition policies are then applied to the performance obligations.

Multiple contracts with a single customer are normally accounted for as separate arrangements. In instances where multiple contracts are entered into with a customer in a short period of time, the contracts are reviewed as a group to ensure that, as with multiple performance obligation arrangements, their relative stand-alone selling prices are appropriate.

Our revenues are recorded net of any value-added and/or sales taxes billed to the customer concurrent with a revenue-generating transaction.

When we receive no identifiable, separable benefit for consideration given to a customer (e.g. discounts and rebates), the consideration is recorded as a reduction of revenue rather than as an expense.

We recognize revenues for each accounting period based on services provided in that period. Revenue is recognized based on fees incurred per-productive hour or per transaction. Billings are invoiced to customers on a regular basis. Advance billings are recorded when billing occurs prior to provision of the associated services; such advance billings are recognized as revenue in the period in which the services are provided.

(g)    Depreciation, Amortization and Impairment

Depreciation and amortization

Property, plant, and equipment, including right of use assets, are depreciated on a straight-line basis over their estimated useful lives as determined by a continuing program of asset life studies. Depreciation includes amortization of right-of-use lease assets and amortization of leasehold improvements. Leasehold improvements are normally amortized over the lesser of their expected average service life or the term of the lease. Intangible assets with finite lives (intangible assets subject to amortization) are amortized on a straight-line basis over their estimated useful lives, which are reviewed at least annually and adjusted as appropriate. As referred to in (c), the use of a straight-line basis of depreciation and amortization is a significant judgment for us.

Estimated useful lives for the majority of our property, plant and equipment and right of use lease assets subject to depreciation are as follows:

Estimated
useful lives
Computer hardware and network assets	2 to 10 years
Buildings and leasehold improvements	5 to 20 years
Furniture and equipment	3 to 7 years
Right-of-use lease assets	3 to 20 years

Estimated useful lives for the majority of our intangible assets subject to amortization are as follows:

Estimated
useful lives
Customer contracts and related customer relationships	4 to 15 years
Software	3 to 7 years
Brand	3 years
Standard operating procedures	5 years
Crowdsource assets	8 years

Impairment—general

Impairment testing compares the carrying values of the assets or cash generating units being tested with their recoverable amounts (the recoverable amount being the greater of an asset’s value in use or its fair value less costs to sell); as referred to in (c), this is a significant estimate for us. Impairment losses are immediately recognized, to the extent that the carrying value of an asset exceeds its recoverable amount. Should the recoverable amounts for impaired assets subsequently increase, the impairment losses previously recognized (other than in respect of goodwill) may be reversed to the extent that the reversal is not a result of “unwinding the discount” and that the resulting carrying values do not exceed the carrying values that would have been the result if no impairment losses had been previously recognized.

Impairment—property, plant and equipment; intangible assets subject to amortization

The continuing program of asset life studies considers such items as the timing of technological obsolescence, competitive pressures and future infrastructure utilization plans; these considerations could also indicate that the carrying value of an asset may not be recoverable. If the carrying value of an asset were not considered recoverable, an impairment loss would be recorded.

Impairment—goodwill

The carrying value of goodwill is periodically tested for impairment. The frequency of the impairment testing is generally the reciprocal of the stability of the relevant events and circumstances, but goodwill must, at a minimum, be tested annually; we have selected October 1 as our annual test date.

We assess our goodwill by comparing the recoverable amounts of our business to its carrying value. To the extent that the carrying value exceeds its recoverable amount, the excess amount would be recorded as a reduction in the carrying value of goodwill and any remainder would be recorded as a reduction in the carrying value of the assets on a pro-rated basis.

(h)   Translation of foreign currencies

Trade transactions completed in foreign currencies are translated into United States dollars at the rates of exchange prevailing at the time of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into United States dollars at the rate of exchange in effect at the statement of financial position date, with any resulting gain or loss recorded in the consolidated statement of income and other comprehensive income as a component of Interest expense and foreign exchange, as set out in Note 6.

We have foreign subsidiaries that do not have the United States dollar as their functional currency. Foreign exchange gains and losses arising from the translation of these foreign subsidiaries’ accounts into United States dollars are reported as a component of other comprehensive income, as set out in Note 8.

(i)     Income and other taxes

We follow the liability method of accounting for income taxes; as referred to in (c), this is a significant estimate for us. Under this method, current income taxes are recognized for the estimated income taxes payable for the current year. Deferred income tax assets and liabilities are recognized for temporary differences between the tax and accounting bases of assets and liabilities, and also for the benefit of losses available to be carried forward to future years for tax purposes that are more likely than not to be realized. The amounts recognized in respect of deferred income tax assets and liabilities are based upon the expected timing of the reversal of temporary differences or usage of tax losses and application of the substantively enacted tax rates at the time of reversal or usage.

We account for any changes in substantively enacted income tax rates affecting deferred income tax assets and liabilities in full in the period in which the changes are substantively enacted. We account for changes in the estimates of tax balances for prior years as estimate revisions in the period in which the changes in estimates arise; we have selected this approach as its emphasis on the statement of financial position is more consistent with the liability method of accounting for income taxes.

Our operations are complex and the related domestic and foreign tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some tax matters in question that result in uncertain tax positions. We recognize the income tax benefit of an uncertain tax position when it is more likely than not that the ultimate determination of the tax treatment of the position will result in that benefit being realized; however, this does not mean that tax authorities cannot challenge these positions. We accrue an amount for interest charges on current tax liabilities that have not been funded, which would include interest and penalties arising from uncertain tax positions. We include such charges in the consolidated statement of income and other comprehensive income as a component of income tax expense.

(j)     Share-based compensation

General

Share-based compensation awards, in the form of phantom restricted share units, equity share options and phantom share options, have historically been provided to certain of our employees. We recognize a compensation expense in respect of these plans that is based on the fair value of the awards. Generally, the compensation expense of the award is recognized on a straight-line basis over the vesting of the award subject to continued service with us through the vesting date. A compensation expense is recognized for awards containing performance conditions only to the extent that it is probable that those performance conditions will be met. Adjustments are made to reflect expected and actual forfeitures during the vesting period due to failure to satisfy service conditions or performance conditions.

Subsequent to the Share Class Reclassification Transactions (see Note 17), we have two classes of shares outstanding: multiple voting shares and subordinate voting shares (collectively “Shares”).  Common shares issued for equity-settled awards are subordinate voting shares.

Restricted share units

Restricted share units are accounted for as liability instruments. We accrue a liability equal to the product of the number of vesting restricted share units multiplied by the fair market value of the corresponding common shares at the end of the reporting period. As the Company’s common shares were not publicly traded as at December 31, 2020, we estimated the fair value of our common shares, as discussed in “Share Valuations” below. The expense for restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

Share option awards

We recognize and measure compensation expense for equity-settled share option awards based on the grant date fair value, which is determined using the Black-Scholes option pricing model. Fair value is not subsequently re-measured unless the conditions on which the award was granted are modified.

Proceeds arising from the exercise of equity-settled share option awards are credited to share capital, as are the recognized grant-date fair values of the exercised share option awards.

Phantom share option awards, which are cash-settled, are accounted for as liability instruments. We recognize and measure compensation expense for cash-settled option awards based on the fair value at the end of each reporting period, which is determined using the Black-Scholes option pricing model.

The Black-Scholes option pricing model requires the input of assumptions, some of which are highly subjective, including the fair value of the underlying common shares, the expected volatility of the price of our common shares, risk-free interest rates, the expected term of the option and the expected dividend yield of our shares. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, our share-based compensation expense could be materially different in the future.

•

Fair Value of Our Shares. As the Company’s common shares were not publicly traded prior to our initial public offering (“IPO”) on February 3, 2021, we estimated the fair value of our common shares, as discussed in “Share valuations” below. After our IPO (see Note 17), fair value is determined based on quoted prices on a recognized stock exchange.

•

Expected Volatility. As we had not been a public company and did not have a trading history for our subordinate voting shares prior to our IPO, the expected share price volatility for our common shares was estimated by taking the average historical price volatility for industry peers observed over a period equivalent to the expected term of the share option grants. We intend to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of our own share price becomes available, or unless circumstances change such that the identified companies are no longer similar to us, in which case more suitable companies whose share prices are publicly available would be used in the calculation.

•	Risk-free Interest Rate. The risk-free interest rate is based on the yields of Government of Canada marketable bonds with maturities similar to the expected term of the options for each option group.
•

Expected Term. The expected term represents the period that our share-based awards are expected to be outstanding. As we do not have sufficient historical experience for determining the expected term of the share option awards granted, we base our expected term for awards issued on the simplified method, which represents the average period from vesting to the expiration of the share option.

•

Expected Dividend Yield. We have never declared or paid any cash dividends to shareholders and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we use an expected dividend yield of zero.

Share valuations

Given the absence of a public trading market for our common shares prior to our IPO, the fair value of our common shares were historically determined based on third-party valuations, based on information provided by management as well as external market and competitor information available to the experts. The valuation considered numerous objective and subjective factors to determine the best estimate of the fair value of our common shares at each grant date. These factors include:

•	our operating and financial performance;
•	current business conditions and projections;
•	the likelihood of achieving a liquidity event for the common shares underlying these share options, such as an initial public offering or sale of our company, given prevailing market conditions; and
•	the market performance of comparable publicly traded companies.

The valuation is developed using a weighted blend of the income and market approaches. The income approach estimates the fair value of a company based on the present value of such company’s future estimated cash flows and the residual value of such company beyond the forecast period. These future values are discounted to their present values to reflect the risks inherent in such company achieving these estimated cash flows. Significant inputs of the income approach (in addition to our estimated future cash flows themselves) include the long-term growth rate assumed in the residual value, discount rate and normalized long-term operating margin. The terminal value was calculated to estimate our value beyond the forecast period by applying valuation metrics to the final year of our forecasted revenue and discounting that value to the present value using the same weighted average cost of capital applied to the forecasted periods.

(k)     Employee future benefit plans

Defined benefit plans

We participate in defined benefit pension plans that share risks between TELUS Corporation and its subsidiaries as well as unfunded, non-contributory retirement plans of TELUS International (Cda) Inc. and its subsidiaries. TELUS Corporation’s policy is to charge us our participant-based net defined benefit pension cost, as measured in accordance with IAS 19,  Employee Benefits.

Employee benefits

Contributions to defined contribution plans are charged to the consolidated statements of income in the period in which services are rendered by the covered employees. For defined benefit plans, the cost of pensions and other retirement benefits earned by employees is actuarially determined using the accrued benefit method pro-rated on service and management’s best estimates of salary escalation and the retirement ages of employees. In the determination of net income, net interest for each plan, which is the product of the plan’s surplus (deficit) multiplied by the discount rate, is included as a component of Interest expense and foreign exchange, as set out in Note 6.

The Company records annual amounts relating to its defined benefit plan based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, compensation increase and turnover rates. When the defined benefit plan’s key assumptions fluctuate relative to their immediately preceding year-end values, actuarial gains (losses) arising from such significant fluctuations are recognized in other comprehensive income.

(l)     Cash and cash equivalents

Cash and cash equivalents includes short-term investments in money market funds and other highly liquid, low-risk instruments with maturities of less than three months. Cash and cash equivalents are presented net of outstanding items, including cheques written but not cleared by the related banks as at the statement of financial position date. Cash and cash equivalents are classified as a liability in the statement of financial position when the total amount of all cheques written but not cleared by the related banks exceeds the amount of cash and cash equivalents. When cash and cash equivalents are classified as a liability, they may also include overdraft amounts drawn on our bilateral bank facilities, which revolve daily.

(m)    Property, plant and equipment; intangible assets

General

Property, plant and equipment and intangible assets are recorded at historical cost, which for self-constructed property, plant and equipment includes materials, direct labour and applicable overhead costs. For internally developed internal-use software, the historical cost recorded includes materials, direct labour and direct labour-related costs. Where property, plant and equipment construction projects are of a sufficient size and duration, an amount is capitalized for the cost of funds used to finance construction. The rate for calculating the capitalized financing cost is based on our weighted average cost of borrowing experienced during the reporting period.

When we sell property, plant and/or equipment, the net book value is netted against the sale proceeds and the difference is included in the consolidated statement of income and other comprehensive income as operating income.

(n)     Leases

Prior to January 1, 2019, leases were classified as finance or operating, depending upon terms and conditions of the contract. Where we were the lessee, asset values recorded under finance leases were amortized on a straight-line basis over the period of expected use. Obligations recorded under finance leases were reduced by lease payments net of imputed interest.

On January 1, 2019, we adopted IFRS 16, Leases which superseded IAS 17, Leases  (Note 2(a)). We assess whether a contract is, or contains, a lease under the new standards.  Any identified leases are recorded as right-of-use assets and included in property, plant and equipment, net on our statement of financial position (Note 12).

(o)     Business combinations

We use the acquisition method to account for business combinations, under which we allocate the excess of the purchase price of business acquisitions over the fair value of identifiable net assets acquired to goodwill. The purchase price is determined as the fair value of assets transferred, liabilities assumed, or equity instruments issued on the date of exchange, which may include contingent considerations that are initially measured at fair value at the acquisition date. Subsequent changes to the fair value of any contingent considerations are recognized through profit or loss. Acquisition-related costs are expensed as incurred.

One of the most significant estimates relate to the allocation of the total consideration to each of the assets and liabilities acquired. For intangible assets acquired, the fair value is generally derived from a valuation analysis prepared by management or third-party experts as needed, based on appropriate valuation techniques using a forecast of the total expected future net cash flows and closely linked to the assumptions made by management regarding the future performance of the assets concerned and the discount rate applied.  Where other markets or market participants are readily observable, these are considered in the determination of fair value.

If the fair values of the assets, liabilities and contingent liabilities can only be calculated on a provisional basis, the business combination is recognized initially using provisional values. Any adjustments resulting from the completion of the measurement process are recognized within twelve months of the date of acquisition.

Business transfers from related parties are accounted for as common control transactions using the predecessor accounting method wherein no assets or liabilities acquired are restated to their fair values and the results of operations include the transferred businesses’ results only from the date of our acquisition of them.  No goodwill is recognized on such transactions, and any excess purchase price is recorded as an adjustment to owners' equity.